UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number: [28-4768]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:
     /s/ Gregory D. Hitchan    San Francisco, California     February 14, 2007

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $2,798,601

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO GROUP, INC.                  COM           037604905     3897  100000  SH CALL  SOLE                   100000
AVID TECHNOLOGY, INC.               COM           05367P100   235986  6333483 SH       SOLE                  6333483
BOSTON SCIENTIFIC CORP.             COM           101137107    13167   766400 SH       SOLE                   766400
CAREER EDUCATION CORP.              COM           141665109   162309  6550000 SH       SOLE                  6550000
CB RICHARD ELLIS GROUP INC.         COM           12497T101   814778 24541511 SH       SOLE                 24541511
ELECTRONICS FOR IMAGING, INC.       COM           286082102    46126  1735352 SH       SOLE                  1735352
ERESEARCH TECHNOLOGY, INC.          COM           29481V108    59383  8823583 SH       SOLE                  8823583
GETTY IMAGES, INC.                  COM           374276103   114412  2671933 SH       SOLE                  2671933
HARRIS INTERACTIVE INC.             COM           414549105     3024   600000 SH       SOLE                   600000
THE HOME DEPOT, INC.                COM           437076102     9839   245000 SH       SOLE                   245000
ITT EDUCATIONAL SERVICES, INC.      COM           45068B109   230644  3475130 SH       SOLE                  3475130
JANUS CAPITAL GROUP, INC.           COM           47102X105   393182 18211322 SH       SOLE                 18211322
KINETIC CONCEPTS, INC.              COM           49460W208   178361  4509753 SH       SOLE                  4509753
LINCOLN EDUCATIONAL SERVICES CORP.  COM           533535100    19370  1435878 SH       SOLE                  1435878
MACROVISION CORP.                   COM           555904101    75266  2663335 SH       SOLE                  2663335
NU SKIN ENTERPRISES, INC.           CL A COM      67018T105   123284  6762710 SH       SOLE                  6762710
PAXAR CORP.                         COM           704227107    57406  2489411 SH       SOLE                  2489411
PRG-SCHULTZ INTERNATIONAL, INC.     COM           69357C503     7406   925771 SH       SOLE                   925771
SPRINT NEXTEL CORP.                 COM           852061900     5667   300000 SH CALL  SOLE                   300000
SYMANTEC CORP.                      COM           871503108     9695   465000 SH       SOLE                   465000
UAP HOLDINGS CORP.                  COM           903441103    78836  3130881 SH       SOLE                  3130881
UCBH HOLDINGS INC.                  COM           90262T308    50055  2850499 SH       SOLE                  2850499
WILLIAMS SONOMA, INC.               COM           969904101    59736  1900000 SH       SOLE                  1900000
ZEBRA TECHNOLOGIES CORP.            CL A COM      989207105    46772  1344400 SH       SOLE                  1344400